Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI EAFE Small-Cap ETF(a)	1,804,153	$97,081,473

Total Investment Companies
(Cost: $108,815,401)		97,081,473

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(b)	60,000	60,000

Total Short-Term Securities — 0.1%
(Cost: $60,000)		60,000

Total Investments in Securities — 100.1%
(Cost: $108,875,401)		97,141,473

Liabilities in Excess of Other Assets — (0.1)%		(72,249)

Net Assets — 100.0%		$97,069,224

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$20,000	(a)	$—	$—	$—	$60,000	60,000	$670	$—
iShares MSCI EAFE Small-Cap ETF	97,000,997	14,891,616		(2,267,302)	50,173	(12,594,011)	97,081,473	1,804,153	—	—
					$50,173	$(12,594,011)	$97,141,473		$670	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,300,000	USD	9,687,195	BNP Paribas SA	11/02/23	$18,359
CHF	91,000	USD	99,792	Bank of America N.A.	11/02/23	246
CHF	4,063,000	USD	4,464,590	UBS AG	11/02/23	1,963
DKK	14,140,000	USD	2,002,450	UBS AG	11/02/23	2,158
EUR	18,787,000	USD	19,857,859	State Street Bank and Trust Co.	11/02/23	20,671
GBP	12,256,000	USD	14,872,043	UBS AG	11/02/23	24,504
HKD	175,000	USD	22,359	Bank of America N.A.	11/02/23	4
HKD	25,000	USD	3,194	Bank of New York	11/02/23	—
ILS	9,952,000	USD	2,459,987	UBS AG	11/02/23	2,161
NOK	26,283,000	USD	2,352,641	UBS AG	11/02/23	158
NZD	1,414,000	USD	822,453	UBS AG	11/02/23	1,343
SEK	55,905,000	USD	5,003,737	UBS AG	11/02/23	4,572
SGD	2,601,000	USD	1,898,471	UBS AG	11/02/23	1,248
USD	5,168	AUD	8,000	Bank of America N.A.	11/02/23	94

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,702,985	AUD	15,022,000	BNP Paribas SA	11/02/23	$173,781
USD	108,090	AUD	170,000	JPMorgan Chase Bank N.A.	11/02/23	250
USD	12,243	CHF	11,000	Bank of New York	11/02/23	150
USD	50,422	CHF	45,000	Barclays Bank PLC	11/02/23	952
USD	12,342	CHF	11,000	State Street Bank and Trust Co.	11/02/23	249
USD	710	DKK	5,000	Bank of America N.A.	11/02/23	1
USD	2,108,995	DKK	14,831,000	BNP Paribas SA	11/02/23	6,426
USD	27,824	DKK	196,000	State Street Bank and Trust Co.	11/02/23	38
USD	55,102	EUR	52,000	Bank of America N.A.	11/02/23	80
USD	220,372	EUR	208,000	BNP Paribas SA	11/02/23	288
USD	20,374,334	EUR	19,220,000	State Street Bank and Trust Co.	11/02/23	37,646
USD	89,116	GBP	73,000	Bank of America N.A.	11/02/23	388
USD	41,533	GBP	34,000	Bank of New York	11/02/23	208
USD	14,566,296	GBP	11,932,000	Citibank N.A.	11/02/23	63,554
USD	41,351	GBP	34,000	JPMorgan Chase Bank N.A.	11/02/23	26
USD	165,432	GBP	136,000	State Street Bank and Trust Co.	11/02/23	131
USD	13,808	HKD	108,000	Bank of America N.A.	11/02/23	7
USD	18,408	HKD	144,000	State Street Bank and Trust Co.	11/02/23	6
USD	2,573,389	ILS	9,786,000	Bank of America N.A.	11/02/23	152,311
USD	7,283	ILS	28,000	Barclays Bank PLC	11/02/23	356
USD	93,287	JPY	13,815,000	Bank of New York	11/02/23	2,144
USD	31,896,523	JPY	4,737,034,000	BNP Paribas SA	11/02/23	644,443
USD	1,870,780	JPY	277,839,000	Citibank N.A.	11/02/23	37,767
USD	468,697	JPY	70,164,000	Deutsche Bank Securities Inc.	11/02/23	5,797
USD	185,739	JPY	27,636,000	State Street Bank and Trust Co.	11/02/23	3,414
USD	124,434	NOK	1,323,000	Bank of America N.A.	11/02/23	6,001
USD	6,464	NOK	71,000	Bank of New York	11/02/23	109
USD	2,316,443	NOK	24,631,000	BNP Paribas SA	11/02/23	111,527
USD	6,574	NOK	72,000	JPMorgan Chase Bank N.A.	11/02/23	128
USD	32,662	NOK	364,000	State Street Bank and Trust Co.	11/02/23	78
USD	2,371	NZD	4,000	Bank of New York	11/02/23	40
USD	9,350	NZD	16,000	Deutsche Bank Securities Inc.	11/02/23	28
USD	2,363	NZD	4,000	JPMorgan Chase Bank N.A.	11/02/23	33
USD	2,366	NZD	4,000	State Street Bank and Trust Co.	11/02/23	36
USD	856,834	NZD	1,426,000	UBS AG	11/02/23	26,046
USD	13,940	SEK	154,000	Bank of America N.A.	11/02/23	144
USD	14,129	SEK	155,000	Bank of New York	11/02/23	243
USD	14,189	SEK	157,000	JPMorgan Chase Bank N.A.	11/02/23	124
USD	5,165,365	SEK	56,067,000	State Street Bank and Trust Co.	11/02/23	142,543
USD	1,927,958	SGD	2,628,000	Bank of America N.A.	11/02/23	8,519
USD	21,203	SGD	29,000	State Street Bank and Trust Co.	11/02/23	22
AUD	786,000	USD	498,178	Citibank N.A.	12/04/23	936
CHF	310,000	USD	341,792	Morgan Stanley & Co. International PLC	12/04/23	150
DKK	984,000	USD	139,575	Morgan Stanley & Co. International PLC	12/04/23	148
EUR	974,000	USD	1,030,846	Citibank N.A.	12/04/23	1,063
GBP	971,000	USD	1,178,484	Bank of America N.A.	12/04/23	1,937
ILS	1,499,000	USD	371,030	Morgan Stanley & Co. International PLC	12/04/23	304
NOK	1,269,000	USD	113,702	Morgan Stanley & Co. International PLC	12/04/23	5
NZD	59,000	USD	34,321	Citibank N.A.	12/04/23	56
SEK	2,909,000	USD	260,701	Morgan Stanley & Co. International PLC	12/04/23	232
SGD	155,000	USD	113,296	Morgan Stanley & Co. International PLC	12/04/23	72
USD	31,715	HKD	248,000	Bank of America N.A.	12/04/23	1
USD	1,664,096	HKD	13,012,000	UBS AG	12/04/23	115

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,619,245	JPY	5,065,842,000	Bank of America N.A.	12/04/23	$29,002
USD	109,720	JPY	16,539,000	Morgan Stanley & Co. International PLC	12/04/23	55
						1,537,591

AUD	26,000	USD	16,724	Morgan Stanley & Co. International PLC	11/02/23	(231)
DKK	1,008,000	USD	143,341	Bank of America N.A.	11/02/23	(438)
EUR	982,000	USD	1,040,982	Bank of America N.A.	11/02/23	(1,928)
GBP	20,000	USD	24,396	Morgan Stanley & Co. International PLC	11/02/23	(87)
HKD	13,012,000	USD	1,662,960	UBS AG	11/02/23	(138)
JPY	5,065,842,000	USD	33,450,045	Bank of America N.A.	11/02/23	(28,689)
JPY	60,646,000	USD	407,794	Bank of New York	11/02/23	(7,688)
NOK	178,000	USD	16,673	Bank of America N.A.	11/02/23	(739)
NZD	18,000	USD	10,785	Bank of New York	11/02/23	(298)
NZD	26,000	USD	15,622	Morgan Stanley & Co. International PLC	11/02/23	(475)
SEK	628,000	USD	57,876	Bank of America N.A.	11/02/23	(1,616)
SGD	58,000	USD	42,551	Citibank N.A.	11/02/23	(189)
SGD	19,000	USD	13,917	JPMorgan Chase Bank N.A.	11/02/23	(40)
USD	26,521	AUD	42,000	Bank of America N.A.	11/02/23	(121)
USD	26,509	AUD	42,000	Deutsche Bank Securities Inc.	11/02/23	(134)
USD	26,604	AUD	42,000	JPMorgan Chase Bank N.A.	11/02/23	(38)
USD	43,821	CHF	40,000	Bank of New York	11/02/23	(152)
USD	4,413,827	CHF	4,025,000	BNP Paribas SA	11/02/23	(10,951)
USD	24,028	CHF	22,000	State Street Bank and Trust Co.	11/02/23	(157)
USD	10,892	DKK	77,000	Bank of America N.A.	11/02/23	(25)
USD	5,483	DKK	39,000	JPMorgan Chase Bank N.A.	11/02/23	(46)
USD	54,952	EUR	52,000	Bank of America N.A.	11/02/23	(69)
USD	195,462	EUR	185,000	Bank of New York	11/02/23	(286)
USD	54,515	EUR	52,000	JPMorgan Chase Bank N.A.	11/02/23	(506)
USD	41,080	GBP	34,000	Bank of New York	11/02/23	(245)
USD	40,099	GBP	33,000	State Street Bank and Trust Co.	11/02/23	(11)
USD	1,655,779	HKD	12,960,000	Bank of America N.A.	11/02/23	(398)
USD	6,903	ILS	28,000	Barclays Bank PLC	11/02/23	(24)
USD	27,104	ILS	110,000	State Street Bank and Trust Co.	11/02/23	(110)
USD	2,330	NZD	4,000	Bank of America N.A.	11/02/23	(1)
USD	5,103	SGD	7,000	JPMorgan Chase Bank N.A.	11/02/23	(9)
USD	10,215	SGD	14,000	State Street Bank and Trust Co.	11/02/23	(10)
HKD	32,000	USD	4,093	Morgan Stanley & Co. International PLC	12/04/23	(1)
JPY	211,420,000	USD	1,403,086	Morgan Stanley & Co. International PLC	12/04/23	(1,217)
USD	9,697,293	AUD	15,300,000	BNP Paribas SA	12/04/23	(18,298)
USD	82,474	AUD	130,000	Morgan Stanley & Co. International PLC	12/04/23	(76)
USD	93,753	CHF	85,000	Morgan Stanley & Co. International PLC	12/04/23	(5)
USD	4,479,653	CHF	4,063,000	UBS AG	12/04/23	(1,986)
USD	38,027	DKK	268,000	JPMorgan Chase Bank N.A.	12/04/23	(27)
USD	2,005,623	DKK	14,140,000	UBS AG	12/04/23	(2,179)
USD	473,263	EUR	447,000	JPMorgan Chase Bank N.A.	12/04/23	(314)
USD	19,883,372	EUR	18,787,000	State Street Bank and Trust Co.	12/04/23	(20,615)
USD	363,206	GBP	299,000	JPMorgan Chase Bank N.A.	12/04/23	(281)
USD	14,874,678	GBP	12,256,000	UBS AG	12/04/23	(24,639)
USD	105,527	ILS	426,000	Bank of America N.A.	12/04/23	(3)
USD	2,462,976	ILS	9,952,000	UBS AG	12/04/23	(2,343)
USD	52,487	NOK	586,000	Morgan Stanley & Co. International PLC	12/04/23	(21)
USD	2,354,826	NOK	26,283,000	UBS AG	12/04/23	(230)
USD	12,219	NZD	21,000	Deutsche Bank Securities Inc.	12/04/23	(16)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	822,535	NZD	1,414,000	UBS AG	12/04/23	$(1,337)
USD	143,374	SEK	1,599,000	JPMorgan Chase Bank N.A.	12/04/23	(55)
USD	5,009,994	SEK	55,905,000	UBS AG	12/04/23	(4,610)
USD	39,475	SGD	54,000	Bank of America N.A.	12/04/23	(22)
USD	1,901,131	SGD	2,601,000	UBS AG	12/04/23	(1,263)
						(135,387)
						$1,402,204

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$97,081,473	$—	$—	$97,081,473
Short-Term Securities
Money Market Funds	60,000	—	—	60,000
	$97,141,473	$—	$—	$97,141,473
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,537,591	$—	$1,537,591
Liabilities
Foreign Currency Exchange Contracts	—	(135,387)	—	(135,387)
	$—	$1,402,204	$—	1,402,204

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2023

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	United States Dollar
ILS	Israeli Shekel